Jan. 03, 2022
iShares
®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus
both
dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised October 29, 2021):
iShares Commodity Curve Carry Strategy ETF
iShares GSCI Commodity Dynamic Roll Strategy ETF
Supplement to the Summary Prospectus and Prospectus both dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised January 3, 2022):
iShares Bloomberg Roll Select Commodity Strategy ETF
iShares Gold Strategy ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Asia 50 ETF
iShares Emerging Markets Infrastructure ETF
iShares Global 100 ETF
iShares Global Comm Services ETF
iShares Global Consumer Discretionary ETF
iShares Global Healthcare ETF
iShares Global Materials ETF
iShares Global Tech ETF
iShares Global Timber & Forestry ETF
iShares International Dividend Growth ETF
iShares Latin America 40 ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 18, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Clean Energy ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 13, 2021), and to the Statement of
Additional
Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares India 50 ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Biotechnology ETF
iShares Core S&P 500 ETF
iShares Core S&P
Mid-Cap
ETF
iShares Core S&P
Small-Cap
ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core S&P U.S. Growth ETF
iShares Core S&P U.S. Value ETF
iShares ESG Screened S&P 500 ETF
iShares ESG Screened S&P
Mid-Cap
ETF
iShares ESG Screened S&P
Small-Cap
ETF
iShares Europe ETF
iShares Expanded Tech Sector ETF
iShares Expanded Tech-Software Sector ETF
iShares Factors US Growth Style ETF
iShares Factors US Value Style ETF
iShares Focused Value Factor ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Utilities ETF
iShares International Developed Property ETF
iShares International Developed Small Cap Value Factor ETF
iShares
JPX-Nikkei
400 ETF
iShares
Micro-Cap
ETF
iShares Mortgage Real Estate ETF
iShares North American Natural Resources ETF
iShares North American Tech-Multimedia Networking ETF
iShares Residential and Multisector Real Estate ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell
Mid-Cap
ETF
iShares Russell
Mid-Cap
Growth ETF
iShares Russell
Mid-Cap
Value ETF
iShares Russell
T
op 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth
ETF
iShares S&P 500 Value ETF
iShares S&P
Mid-Cap
400 Growth ETF
iShares S&P
Mid-Cap
400 Value ETF
iShares S&P
Small-Cap
600 Growth
ETF
iShares S&P
Small-Cap
600
Va
lue ETF
iShares Semiconductor ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production
ETF
iShares U.S. Oil Equipment & Services
ETF
iShares U.S. Pharmaceuticals
ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications
ETF
iShares US Small Cap Value Factor ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 20, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Infrastructure ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 1, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Preferred and Income Securities ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised September 10, 2021):
iShares Currency Hedged
JPX-Nikkei
400 ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 2500 ETF
Supplement to the Summary Prospectus and
Prospectus
both dated as of
September
1, 2021, and to the Statement of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares Asia/Pacific Dividend ETF
iShares Emerging Markets Dividend
ETF
Supplement to the Summary Prospectus and Prospectus
both
dated as of
September
1, 2021, and to the
Statement
of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares Global REIT ETF
iShares International Select Dividend ETF
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Cohen & Steers REIT ETF
iShares Core Dividend Growth ETF
iShares Core High Dividend ETF
iShares Core U.S. REIT ETF
iShares Dow Jones U.S. ETF
iShares International Developed Real Estate ETF
iShares Morningstar Growth ETF
iShares Morningstar
Mid-Cap
ETF
iShares Morningstar
Mid-Cap
Growth ETF
iShares Morningstar
Mid-Cap
Value ETF
iShares Morningstar
Small-Cap
ETF
iShares Morningstar
Small-Cap
Growth ETF
iShares Morningstar
Small-Cap
Value ETF
iShares Morningstar U.S. Equity ETF
iShares Morningstar Value ETF
iShares MSCI KLD 400 Social ETF
iShares MSCI USA ESG Select ETF
iShares Select Dividend ETF
iShares U.S. Basic Materials
ETF
iShares U.S. Consumer Discretionary ETF
iShares U.S. Consumer Staples ETF
iShares U.S. Dividend and Buyback ETF
iShares U.S. Energy ETF
iShares U.S. Financial Services ETF
iShares U.S. Financials ETF
iShares U.S. Healthcare ETF
iShares U.S. Industrials
ETF
iShares U.S. Technology ETF
iShares U.S. Transportation ETF
iShares U.S. Utilities
ETF
Supplement to the Summary Prospectus dated as of November 3, 2021, and to the
Prospectus dated as
of
October 25, 2021, and to the Statement
of
Additional Information dated as of October 25, 2021 (as revised January 3, 2022):
iShares ESG MSCI USA Min Vol Factor ETF
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares Core MSCI Europe
ETF
iShares Core MSCI Pacific
ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE
Small-Cap
ETF
iShares MSCI Kokusai ETF
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares Core Aggressive Allocation ETF
iShares Core Conservative Allocation ETF
iShares Core Growth Allocation ETF
iShares Core Moderate Allocation ETF
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation ETF
iShares ESG Aware Growth Allocation ETF
iShares ESG Aware Moderate Allocation
ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Cloud 5G and Tech ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI International Developed Markets ETF
iShares Core MSCI Total International Stock
ETF
iShares Cybersecurity
and
Tech
ETF
iShares Genomics Immunology and Healthcare
ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI ACWI Low Carbon Target ETF
iShares MSCI All Country Asia ex Japan ETF
iShares MSCI China A ETF
iShares MSCI Global Multifactor ETF
iShares Robotics and Artificial Intelligence Multisector ETF
iShares Self-Driving EV and Tech ETF
iShares Virtual Work and Life Multisector ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021 (as revised December 20, 2021), and to the Statement of Additional Information dated as of December 1, 2021 (as revised December 20, 2021):
iShares Exponential Technologies ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares China
Large-Cap
ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Min Vol Factor ETF
iShares MSCI EAFE
Small-Cap
ETF
iShares MSCI EAFE Value ETF
iShares MSCI Europe Financials ETF
iShares MSCI Europe
Small-Cap
ETF
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl Multifactor ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Size Factor ETF
iShares MSCI Intl
Small-Cap
Multifactor ETF
iShares MSCI Intl Value Factor ETF
iShares MSCI USA
Mid-Cap
Multifactor ETF
iShares MSCI USA Min Vol Factor ETF
iShares MSCI USA Momentum Factor ETF
iShares MSCI USA Multifactor ETF
iShares MSCI USA Quality Factor ETF
iShares MSCI USA Size Factor ETF
iShares MSCI USA
Small-Cap
Min Vol Factor ETF
iShares MSCI USA
Small-Cap
Multifactor ETF
iShares MSCI USA Value Factor ETF
iShares U.S. Tech Breakthrough
Multisector
ETF
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Core MSCI Em
ergi
ng Markets ETF
iShares Currency Hedged MSCI Canada ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Germany ETF
iShares Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI United Kingdom ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG Aware MSCI EAFE ETF
iShares ESG Aware MSCI EM ETF
iShares ESG Aware MSCI USA ETF
iShares ESG Aware MSCI USA
Small-Cap
ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares MSCI Argentina and Global Exposure ETF
iShares MSCI Australia ETF
iShares MSCI Austria ETF
iShares MSCI Belgium ETF
iShares MSCI Brazil ETF
iShares MSCI Brazil
Small-Cap
ETF
iShares MSCI BRIC ETF
iShares MSCI Canada ETF
iShares MSCI Chile ETF
iShares MSCI China ETF
iShares MSCI China
Small-Cap
ETF
iShares MSCI Colombia ETF
iShares MSCI Denmark ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets ex China ETF
iShares MSCI Emerging Markets Min Vol Factor ETF
iShares MSCI Emerging Markets Multifactor ETF
iShares MSCI Emerging Markets
Small-Cap
ETF
iShares MSCI Eurozone ETF
iShares MSCI Finland ETF
iShares MSCI France ETF
iShares MSCI Frontier and Select EM ETF
iShares MSCI Germany ETF
iShares MSCI Germany
Small-Cap
ETF
iShares MSCI Global
Agriculture
Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Min Vol Factor ETF
iShares MSCI Global
Silver
and Metals Miners ETF
iShares MSCI Global Sustainable Development Goals ETF
iShares MSCI Hong Kong ETF
iShares MSCI India ETF
iShares MSCI India
Small-Cap
ETF
iShares MSCI Indonesia ETF
iShares MSCI Ireland ETF
iShares MSCI Israel ETF
iShares MSCI Italy ETF
iShares MSCI Japan Equal Weighted ETF
iShares MSCI Japan ETF
iShares MSCI Japan
Small-Cap
ETF
iShares MSCI Japan Value ETF
iShares MSCI Kuwait ETF
iShares MSCI Malaysia ETF
iShares MSCI
Mexico
ETF
iShares MSCI Netherlands ETF
iShares MSCI
New
Zealand ETF
iShares MSCI Norway ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Peru ETF
iShares MSCI Philippines ETF
iShares MSCI Poland ETF
iShares MSCI Qatar ETF
iShares MSCI
Russia
ETF
iShares MSCI Saudi Arabia ETF
iShares MSCI Singapore ETF
iShares MSCI South Africa ETF
iShares MSCI South Korea ETF
iShares MSCI Spain ETF
iShares MSCI Sweden ETF
iShares MSCI Switzerland ETF
iShares MSCI Taiwan ETF
iShares MSCI Thailand ETF
iShares MSCI Turkey ETF
iShares MSCI UAE ETF
iShares MSCI United Kingdom ETF
iShares MSCI United Kingdom
Small-Cap
ETF
iShares MSCI USA Equal Weighted ETF
iShares MSCI World ETF
Supplement to the Prospectus and the Statement of Additional Information both dated as of December 20, 2021:
iShares MSCI China Multisector Tech ETF
Supplement to the Prospectus and the Statement of Additional Information both dated as of December 22, 2021:
iShares Paris-Aligned Climate MSCI USA ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.